SHARE CAPITAL - Narrative (Details)	3 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €		€ 2,936,397.68	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares		€ 0.02
Number of vote rights per share		1
Antidilutive securities (in shares)	2,997,790
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)		146,819,884	144,301,592